ACCOUNTS PAYABLE AND ACCRUED LIABILTIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILTIES
Gain on forgiveness of accrued expense	$ 1,447,292	$ 1,447,292
Proceeds from debt		$ 1,447,292